NOTE 5 - SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 12, 2012	Dec. 31, 2012	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital (Details) [Line Items]
Stock price			$ 0.43	$ 0.40	$ 0.39
Intrinsic value of option			$ 0
Tzvika Shukhman [Member]
Share Capital (Details) [Line Items]
Ordinary shares	100,000
Exercise price	$ 1.50
Expiration period	10 years
Hudi Zak [Member]
Share Capital (Details) [Line Items]
Ordinary shares		12,500
Exercise price		$ 1.50
Expiration period		10 years